UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-23199
                                                    -----------

             First Trust Senior Floating Rate 2022 Target Term Fund
        ----------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
        ----------------------------------------------------------------
              (Address of principal executive offices) (Zip code)


                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
        ----------------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                        Date of fiscal year end: May 31
                                                --------

                   Date of reporting period:  August 31, 2017
                                            -------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.


FIRST TRUST SENIOR FLOATING RATE 2022 TARGET TERM FUND (FIV)
PORTFOLIO OF INVESTMENTS (a)
AUGUST 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                                     STATED
    VALUE                                DESCRIPTION                             RATE (b)    MATURITY (c)      VALUE
--------------  --------------------------------------------------------------  -----------  ------------  -------------
SENIOR FLOATING-RATE LOAN INTERESTS - 117.9%

                AEROSPACE & DEFENSE - 0.2%
$      554,379  Transdigm, Inc., Term Loan F - Extended, 1 Mo. LIBOR +
                   3.00%, 0.75% Floor ........................................     4.24%       06/15/23    $     555,011
                                                                                                           -------------

                AGRICULTURAL PRODUCTS - 0.1%
       180,000  Dole Foods Co., Term Loan B, 2 Mo. LIBOR + 2.75%, 1.00%
                   Floor......................................................     4.01%       04/06/24          180,338
        10,000  Dole Foods Co., Term Loan B, 3 Mo. LIBOR + 2.75%, 1.00%
                   Floor......................................................     4.05%       04/06/24           10,019
                                                                                                           -------------
                                                                                                                 190,357
                                                                                                           -------------

                ALTERNATIVE CARRIERS - 0.1%
       244,527  Level 3 Financing, Inc., Tranche B 2024 Term Loan, 1 Mo.
                   LIBOR + 2.25%, 0.00% Floor ................................     3.49%       02/15/24          244,297
                                                                                                           -------------

                APPLICATION SOFTWARE - 5.2%
     1,531,429  CCC Information Resources, Inc., Term Loan B, 1 Mo.
                   LIBOR + 3.00%, 1.00% Floor ................................     4.24%       03/31/24        1,527,983
       736,000  Hyland Software, Term Loan B, 1 Mo. LIBOR + 3.25%, 0.75%
                   Floor .....................................................     4.49%       07/01/22          741,520
     1,882,025  Infor (US), Inc., Term Loan B, 3 Mo. LIBOR + 2.75%,
                   1.00% Floor ...............................................     4.05%       02/02/22        1,875,983
     3,385,000  JDA Software Group (RP Crown Parent, Inc.), Term Loan B,
                   1 Mo. LIBOR + 3.50%, 1.00% Floor ..........................     4.73%       09/22/23        3,407,984
     2,843,282  LANDesk Software, Inc., Term Loan B, 1 Mo. LIBOR +
                   4.25%, 1.00% Floor ........................................     5.49%       01/18/24        2,804,187
       120,380  Micro Focus International (MA Finance LLC), MA Finance
                   TLB3, 1 Mo. LIBOR + 2.75%, 0.00% Floor ....................     3.98%       04/18/24          120,229
       812,954  Micro Focus International (MA Finance LLC), Seattle
                   Spinco TLB, 3 Mo. LIBOR + 2.75%, 0.00% Floor ..............     4.03%       04/18/24          811,938
        15,825  Mitchell International, Inc., Initial Term Loan, 2 Mo.
                   LIBOR + 3.50%, 1.00% Floor.................................     4.76%       10/13/20           15,853
     6,269,655  Mitchell International, Inc., Initial Term Loan, 3 Mo.
                   LIBOR + 3.50%, 1.00% Floor.................................     4.81%       10/13/20        6,280,626
       742,857  Qlik Technologies (Project Alpha Intermediate Holdings,
                   Inc.), Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00%
                   Floor .....................................................     4.81%       04/19/24          724,286
                                                                                                           -------------
                                                                                                              18,310,589
                                                                                                           -------------

                ASSET MANAGEMENT & CUSTODY BANKS - 3.1%
     2,939,785  American Beacon Advisors, Inc. (Resolute Investment
                   Managers), Term Loan B, 3 Mo. LIBOR + 4.25%, 1.00%
                   Floor .....................................................     5.55%       03/15/22        2,969,183


                        See Notes to Portfolio of Investments

FIRST TRUST SENIOR FLOATING RATE 2022 TARGET TERM FUND (FIV)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
AUGUST 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                                     STATED
    VALUE                                DESCRIPTION                             RATE (b)    MATURITY (c)      VALUE
--------------  --------------------------------------------------------------  -----------  ------------  -------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                ASSET MANAGEMENT & CUSTODY BANKS (CONTINUED)
$      760,000  First Eagle Investment Management, Term Loan B, 3 Mo.
                   LIBOR + 3.50%, 0.75% Floor ................................     4.80%       12/01/22    $     767,364
     3,868,118  Victory Capital Holdings (VCH Holdings LLC), Initial
                   Term Loan , 2 Mo. LIBOR + 5.25%, 1.00% Floor ..............     6.51%       10/31/21        3,918,906
     3,360,000  Virtus Investment Partners, Inc., Term Loan B, 3 Mo.
                   LIBOR + 3.75%, 0.75% Floor ................................     4.95%       03/02/24        3,397,800
                                                                                                           -------------
                                                                                                              11,053,253
                                                                                                           -------------

                AUTO PARTS & EQUIPMENT - 2.0%
     7,133,231  Gates Global LLC, Term Loan B, 3 Mo. LIBOR + 3.25%,
                   1.00% Floor ...............................................     4.55%       03/30/24        7,154,274
                                                                                                           -------------

                BROADCASTING - 3.2%
        21,038  Nexstar Broadcasting, Inc., Mission Term Loan, 1 Mo.
                   LIBOR + 2.50%, 0.00% Floor ................................     3.74%       01/17/24           21,064
       169,364  Nexstar Broadcasting, Inc., Nexstar Term Loan, 1 Mo.
                   LIBOR + 2.50%, 0.00% Floor ................................     3.73%       01/17/24          169,576
       236,438  Tribune Media Co., Extended Term Loan C, 1 Mo. LIBOR +
                   3.00%, 0.75% Floor ........................................     4.24%       01/31/24          236,833
    10,854,562  Univision Communications, Inc., Term Loan C5, 1 Mo.
                   LIBOR + 2.75%, 1.00% Floor ................................     3.99%       03/15/24       10,762,950
                                                                                                           -------------
                                                                                                              11,190,423
                                                                                                           -------------

                BUILDING PRODUCTS - 1.5%
     2,290,442  Jeld-Wen, Inc., Term Loan B, 3 Mo. LIBOR + 3.00%, 1.00%
                   Floor .....................................................     4.30%       07/01/22        2,302,467
     2,985,000  Quikrete Holdings, Inc., Term Loan B, 1 Mo. LIBOR +
                   2.75%, 0.00% Floor ........................................     3.99%       11/15/23        2,966,732
                                                                                                           -------------
                                                                                                               5,269,199
                                                                                                           -------------

                CASINOS & GAMING - 13.2%
    14,896,991  Amaya Holdings B.V., Term Loan B, 3 Mo. LIBOR + 3.50%,
                   1.00% Floor ...............................................     4.80%       08/01/21       14,930,807
    14,744,086  Caesars Entertainment Resort Properties LLC, Term Loan
                   B, 1 Mo. LIBOR + 3.50%, 1.00% Floor .......................     4.74%       10/04/20       14,805,568
    14,924,135  Caesars Growth Partners LLC, Term Loan B, 1 Mo. LIBOR +
                   3.00%, 1.00% Floor ........................................     4.24%       05/08/21       14,958,311
       997,519  CityCenter Holdings LLC, Term Loan B, 1 Mo. LIBOR +
                   2.50%, 0.75% Floor ........................................     3.73%       04/15/24          999,015
       248,116  MGM Growth Properties Operating Partnership L.P., Term
                   Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor ..................     3.49%       04/25/23          248,530
       581,875  Penn National Gaming, Inc., Term Loan B, 3 Mo. LIBOR +
                   2.50%, 0.75% Floor ........................................     3.80%       01/13/24          583,644
                                                                                                           -------------
                                                                                                              46,525,875
                                                                                                           -------------


                        See Notes to Portfolio of Investments

FIRST TRUST SENIOR FLOATING RATE 2022 TARGET TERM FUND (FIV)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
AUGUST 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                                     STATED
    VALUE                                DESCRIPTION                             RATE (b)    MATURITY (c)      VALUE
--------------  --------------------------------------------------------------  -----------  ------------  -------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                COAL & CONSUMABLE FUELS - 1.3%
$    4,036,192  Arch Coal, Inc., Term Loan B, 1 Mo. LIBOR + 4.00%, 1.00%
                   Floor .....................................................     5.24%       02/28/24    $   4,063,960
       516,357  Peabody Energy Corp., Exit Term Loan, 1 Mo. LIBOR +
                   4.50%, 1.00% Floor ........................................     5.74%       02/28/22          519,843
                                                                                                           -------------
                                                                                                               4,583,803
                                                                                                           -------------

                DIVERSIFIED SUPPORT SERVICES - 1.4%
     1,096,180  Brickman Group Holdings, Inc., Initial Term Loan (First
                   Lien), 1 Mo. LIBOR + 3.00%, 1.00% Floor ...................     4.23%       12/18/20        1,099,337
     2,357,009  Brickman Group Holdings, Inc., Initial Term Loan (First
                   Lien), 1 Mo. LIBOR + 3.00%, 1.00% Floor ...................     4.24%       12/18/20        2,363,798
     1,547,597  Brickman Group Holdings, Inc., Second Lien Term Loan, 1
                   Mo. LIBOR + 6.50%, 1.00% Floor ............................     7.73%       12/31/21        1,552,302
                                                                                                           -------------
                                                                                                               5,015,437
                                                                                                           -------------

                ELECTRIC UTILITIES - 2.7%
     9,500,000  Energy Future Intermediate Holding Co., DIP Term Loan, 1
                   Mo. LIBOR + 3.00%, 1.00% Floor ............................     4.23%       06/28/18        9,538,000
                                                                                                           -------------

                ENVIRONMENTAL & FACILITIES SERVICES - 0.4%
       566,038  PSSI (Packers Holdings LLC), Term Loan B, 1 Mo. LIBOR +
                   3.50%, 1.00% Floor ........................................     4.73%       12/02/21          570,283
       965,000  WTG Holdings III Corp. (EWT Holdings III Corp.), Term
                   Loan (First Lien), 2 Mo. LIBOR + 3.75%, 1.00% Floor .......     5.05%       01/15/21          974,650
                                                                                                           -------------
                                                                                                               1,544,933
                                                                                                           -------------

                FOOD DISTRIBUTORS - 0.5%
       648,375  TKC Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 4.25%,
                   1.00% Floor ...............................................     5.49%       01/31/23          650,197
       994,975  US Foods, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.75%
                   Floor .....................................................     3.99%       06/27/23          998,069
                                                                                                           -------------
                                                                                                               1,648,266
                                                                                                           -------------

                FOOD RETAIL - 1.9%
     1,394,843  Albertsons LLC, Term Loan B6, 3 Mo. LIBOR + 3.00%, 0.75%
                   Floor .....................................................     4.32%       06/22/23        1,354,156
     4,743,010  Albertsons LLC, Term Loan B5, 2 Mo. LIBOR + 3.00%, 0.75%
                   Floor .....................................................     4.29%       12/21/22        4,599,724
       956,651  Albertsons LLC, Term Loan B4, 1 Mo. LIBOR + 2.75%, 0.75%
                   Floor .....................................................     3.99%       08/25/21          927,607
                                                                                                           -------------
                                                                                                               6,881,487
                                                                                                           -------------


                        See Notes to Portfolio of Investments

FIRST TRUST SENIOR FLOATING RATE 2022 TARGET TERM FUND (FIV)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
AUGUST 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                                     STATED
    VALUE                                DESCRIPTION                             RATE (b)    MATURITY (c)      VALUE
--------------  --------------------------------------------------------------  -----------  ------------  -------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                HEALTH CARE EQUIPMENT - 4.3%
$    8,039,114  Alere, Inc., Term B Loan, 1 Mo. LIBOR + 3.25%, 1.00%
                   Floor .....................................................     4.49%       06/15/22    $   8,020,705
     3,530,054  DJO Finance LLC (ReAble Therapeutics Finance LLC),
                   Initial Term Loan , 1 Mo. LIBOR + 3.25%, 1.00%
                   Floor .....................................................     4.48%       06/08/20        3,511,662
     3,436,957  DJO Finance LLC (ReAble Therapeutics Finance LLC),
                   Initial Term Loan , 1 Mo. LIBOR + 3.25%, 1.00%
                   Floor .....................................................     4.49%       06/08/20        3,419,051
       200,000  Kinetic Concepts, Inc. (Acelity L.P., Inc.), Term Loan
                   B, 3 Mo. LIBOR + 3.25%, 1.00% Floor .......................     4.55%       01/31/24          197,750
                                                                                                           -------------
                                                                                                              15,149,168
                                                                                                           -------------

                HEALTH CARE FACILITIES - 5.2%
    10,142,301  CHS/Community Health Systems, Inc., Incremental 2021
                   Term H Loan, 3 Mo. LIBOR + 3.00%, 1.00% Floor .............     4.32%       01/27/21       10,086,721
       481,907  Concentra, Inc. (MJ Acquisition Corp.), Term Loan B, 2
                   Mo. LIBOR + 3.00%, 1.00% Floor ............................     4.21%       06/01/22          483,714
           136  Concentra, Inc. (MJ Acquisition Corp.), Term Loan B,
                   Prime + 2.00% .............................................     6.25%       06/01/22              137
     5,969,257  Kindred Healthcare, Inc., New Term Loan, 3 Mo. LIBOR +
                   3.50%, 1.00% Floor ........................................     4.81%       04/09/21        5,948,723
     1,951,328  National Veterinary Associates (NVA Holdings, Inc.),
                   Term Loan B2, 3 Mo. LIBOR + 3.50%, 1.00% Floor ............     4.80%       08/14/21        1,958,646
                                                                                                           -------------
                                                                                                              18,477,941
                                                                                                           -------------

                HEALTH CARE SERVICES - 9.4%
     1,984,810  Air Medical Group Holdings, Inc., Initial Term Loan, 1
                   Mo. LIBOR + 3.25%, 1.00% Floor ............................     4.49%       04/28/22        1,925,266
       992,481  Air Medical Group Holdings, Inc., Term Loan B1, 1 Mo.
                   LIBOR + 4.00%, 1.00% Floor.................................     5.23%       04/28/22          975,857
     1,641,237  Air Methods Corp. (ASP AMC Intermediate Holdings, Inc.),
                   Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor .............     4.80%       04/13/24        1,594,052
     4,880,030  CareCore National LLC, Term Loan B, 1 Mo. LIBOR + 4.00%,
                   1.00% Floor ...............................................     5.24%       03/06/21        4,941,031
         3,769  CHG Healthcare Services, Inc., Term Loan B, 2 Mo. LIBOR
                   + 3.25%, 1.00% Floor ......................................     4.51%       06/07/23            3,795
     1,484,924  CHG Healthcare Services, Inc., Term Loan B, 3 Mo. LIBOR
                   + 3.25%, 1.00% Floor.......................................     4.56%       06/07/23        1,495,438
         9,464  Curo Health Services Holdings, Inc., Term Loan B, 2 Mo.
                   LIBOR + 4.00%, 1.00% Floor.................................     5.26%       02/05/22            9,468


                        See Notes to Portfolio of Investments

FIRST TRUST SENIOR FLOATING RATE 2022 TARGET TERM FUND (FIV)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
AUGUST 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                                     STATED
    VALUE                                DESCRIPTION                             RATE (b)    MATURITY (c)      VALUE
--------------  --------------------------------------------------------------  -----------  ------------  -------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                HEALTH CARE SERVICES (CONTINUED)
$    3,698,655  Curo Health Services Holdings, Inc., Term Loan B, 3 Mo.
                   LIBOR + 4.00%, 1.00% Floor ................................     5.31%       02/05/22    $   3,700,209
     1,851,500  Dupage Medical Group, Term Loan B, 3 Mo. LIBOR + 3.00%,
                   0.75% Floor ...............................................     4.32%       08/10/24        1,842,242
     6,340,498  Envision Healthcare Corp. (Emergency Medical Services
                   Corp.), Term Loan B, 3 Mo. LIBOR + 3.00%, 0.75%
                   Floor .....................................................     4.30%       11/15/23        6,383,296
     3,980,000  ExamWorks Group, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%,
                   1.00% Floor ...............................................     4.49%       07/27/23        3,996,159
     1,885,714  Surgery Centers Holdings, Inc., Term Loan B, 1 Mo. LIBOR
                   + 3.25%, 1.00% Floor.......................................     4.49%       06/30/24        1,866,065
     4,389,000  Team Health, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%,
                   1.00% Floor ...............................................     3.99%       01/31/24        4,328,651
                                                                                                           -------------
                                                                                                              33,061,529
                                                                                                           -------------

                HEALTH CARE TECHNOLOGY - 1.4%
     4,488,750  Change Healthcare Holdings, Inc., Term Loan B, 1 Mo.
                   LIBOR + 2.75%, 1.00% Floor ................................     3.99%       02/02/24        4,486,506
       497,494  Cotiviti Corp., Term Loan B, 3 Mo. LIBOR + 2.50%, 0.00%
                   Floor .....................................................     3.80%       09/28/23          498,528
                                                                                                           -------------
                                                                                                               4,985,034
                                                                                                           -------------

                HUMAN RESOURCE & EMPLOYMENT SERVICES - 0.3%
       928,571  Tempo Acquisition, Term Loan B, 1 Mo. LIBOR + 3.00%,
                   0.00% Floor ...............................................     4.23%       04/19/24          931,357
                                                                                                           -------------

                HYPERMARKETS & SUPER CENTERS - 3.0%
     8,864,605  BJ's Wholesale Club, Inc., 1st Lien Term Loan, 3 Mo.
                   LIBOR + 3.75%, 1.00% Floor ................................     4.97%       01/31/24        8,528,991
     1,999,733  BJ's Wholesale Club, Inc., 2nd Lien Term Loan, 3 Mo.
                   LIBOR + 7.50%, 1.00% Floor ................................     8.71%       01/26/25        1,918,663
                                                                                                           -------------
                                                                                                              10,447,654
                                                                                                           -------------

                INDUSTRIAL CONGLOMERATES - 0.0%
       104,651  Accudyne Industries, LLC, Term Loan B, 2 Mo. LIBOR +
                   3.75%, 1.00% Floor ........................................     5.01%       08/15/24          104,619
                                                                                                           -------------

                INSURANCE BROKERS - 3.6%
     3,500,506  Confie Seguros Holding II Co., Term Loan B, 1 Mo. LIBOR
                   + 5.50%, 1.00% Floor ......................................     6.74%       03/30/22        3,454,999
         6,122  HUB International Ltd., Initial Term Loan (New), 2 Mo.
                   LIBOR +3.25%, 1.00% Floor..................................     4.51%       10/02/20            6,140
     2,363,104  HUB International Ltd., Initial Term Loan (New), 3 Mo.
                   LIBOR + 3.25%, 1.00% Floor ................................     4.56%       10/02/20        2,370,146


                        See Notes to Portfolio of Investments

FIRST TRUST SENIOR FLOATING RATE 2022 TARGET TERM FUND (FIV)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
AUGUST 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                                     STATED
    VALUE                                DESCRIPTION                             RATE (b)    MATURITY (c)      VALUE
--------------  --------------------------------------------------------------  -----------  ------------  -------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                INSURANCE BROKERS (CONTINUED)
$    2,418,571  National Financial Partners Corp., Term Loan B, 3 Mo.
                   LIBOR + 3.50%, 1.00% Floor ................................     4.80%       12/09/23    $   2,427,641
     4,422,338  USI, Inc. (Compass Investors, Inc.), Term Loan B, 3 Mo.
                   LIBOR + 3.00%, 0.00% Floor ................................     4.31%       05/15/24        4,395,627
                                                                                                           -------------
                                                                                                              12,654,553
                                                                                                           -------------

                INTEGRATED TELECOMMUNICATION SERVICES - 2.1%
     7,412,354  Century Link (Qwest), Term Loan B, 1 Mo. LIBOR + 2.75%,
                   0.00% Floor ...............................................     2.75%       01/31/25        7,248,689
                                                                                                           -------------

                INVESTMENT BANKING & BROKERAGE - 0.2%
       377,055  LPL Holdings, Inc., Term Loan B, 3 Mo. LIBOR + 2.50%,
                   0.00% Floor ...............................................     3.73%       03/11/24          377,685
       377,055  LPL Holdings, Inc., Term Loan B, 3 Mo. LIBOR + 2.50%,
                   0.00% Floor ...............................................     3.92%       03/11/24          377,685
                                                                                                           -------------
                                                                                                                 755,370
                                                                                                           -------------

                LEISURE FACILITIES - 2.1%
     5,286,000  ClubCorp Club Operations, Inc., Term Loan B, 1 Mo. LIBOR
                   + 3.25%, 0.00% Floor  .....................................     4.59%       08/31/24        5,250,742
     1,444,948  Planet Fitness Holdings LLC, Term Loan B, 1 Mo. LIBOR +
                   3.00%, 0.75% Floor ........................................     4.24%       03/31/21        1,455,785
       540,052  Planet Fitness Holdings LLC, Term Loan B, 3 Mo. LIBOR +
                   3.00%, 0.75% Floor ........................................     4.30%       03/31/21          544,102
                                                                                                           -------------
                                                                                                               7,250,629
                                                                                                           -------------

                LIFE SCIENCES TOOLS & SERVICES - 2.6%
       814,691  Immucor, Inc., Term Loan B First Lien, 1 Mo. LIBOR +
                   5.00%, 1.00% Floor ........................................     6.24%       06/25/21          824,875
     4,974,359  Ortho-Clinical Diagnostics, Inc. (Crimson Merger Sub,
                   Inc.), Initial Term Loan, 3 Mo. LIBOR + 3.75%,
                   1.00% Floor ...............................................     5.05%       06/30/21        4,983,611
       174,000  Parexel, Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor........     4.23%       08/31/24          174,348
       234,243  Pharmaceutical Product Development, Inc., Term Loan B, 1
                   Mo. LIBOR + 2.75%, 1.00% Floor.............................     3.99%       08/18/22          234,730
       261,960  Pharmaceutical Product Development, Inc., Term Loan B, 3
                   Mo. LIBOR + 2.75%, 1.00% Floor.............................     4.05%       08/18/22          262,505
     2,793,000  Sterigenics International (STHI Intermediate Holding
                   Corp.), Term Loan B, 1 Mo. LIBOR + 3.00%, 1.00%
                   Floor .....................................................     4.24%       05/15/22        2,789,509
                                                                                                           -------------
                                                                                                               9,269,578
                                                                                                           -------------

                MANAGED HEALTH CARE - 2.2%
     7,660,516  MultiPlan, Inc. (MPH Acquisition Holdings LLC), Term
                   Loan B, 3 Mo. LIBOR + 3.00%, 1.00% Floor ..................     4.30%       06/07/23        7,687,634
                                                                                                           -------------


                        See Notes to Portfolio of Investments

FIRST TRUST SENIOR FLOATING RATE 2022 TARGET TERM FUND (FIV)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
AUGUST 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                                     STATED
    VALUE                                DESCRIPTION                             RATE (b)    MATURITY (c)      VALUE
--------------  --------------------------------------------------------------  -----------  ------------  -------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                METAL & GLASS CONTAINERS - 0.8%
$    1,800,886  Berlin Packaging LLC, Term Loan B, 1 Mo. LIBOR + 3.25%,
                   1.00% Floor................................................     4.49%       10/01/21    $   1,805,892
     1,084,371  Berlin Packaging LLC, Term Loan B, 3 Mo. LIBOR + 3.25%,
                   1.00% Floor ...............................................     4.55%       10/01/21        1,087,386
                                                                                                           -------------
                                                                                                               2,893,278
                                                                                                           -------------

                MOVIES & ENTERTAINMENT - 1.5%
     1,915,375  Creative Artists Agency LLC (CAA Holdings LLC), Term
                   Loan B, 1 Mo. LIBOR + 3.50%, 1.00% Floor ..................     4.73%       02/15/24        1,925,756
     3,202,145  Formula One (Delta 2 Lux S.A.R.L.), Facility B3 (USD)
                   Loan, 1 Mo. LIBOR + 3.25%, 1.00% Floor ....................     4.49%       02/01/24        3,220,814
                                                                                                           -------------
                                                                                                               5,146,570
                                                                                                           -------------

                OTHER DIVERSIFIED FINANCIAL SERVICES - 0.5%
       494,072  First Data Corp., Term Loan 2024, 1 Mo. LIBOR + 2.50%,             3.74%       04/21/24          494,072
                   0.00% Floor ...............................................
       380,000  iPayment, Inc., Term Loan, 3 Mo. LIBOR + 6.00%, 1.00%              7.31%       04/06/23          382,850
                    Floor ....................................................
       992,481  Wex, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor .....     3.99%       07/01/23          999,061
                                                                                                           -------------
                                                                                                               1,875,983
                                                                                                           -------------

                PACKAGED FOODS & MEATS - 2.2%
     2,984,962  Amplify Snack Brands, Inc., Term Loan B, 1 Mo. LIBOR +
                   5.50%, 1.00% Floor ........................................     6.74%       08/31/23        2,947,650
       274,286  Blue Buffalo Company, Ltd., Term Loan B, 1 Mo. LIBOR +
                   2.00%, 0.00% Floor ........................................     3.23%       05/22/24          274,972
     4,420,970  New HB Acquisition LLC, Term Loan B, 1 Mo. LIBOR +
                   2.50%, 0.75% Floor ........................................     3.74%       08/03/22        4,430,917
                                                                                                           -------------
                                                                                                               7,653,539
                                                                                                           -------------

                PAPER PACKAGING - 2.3%
     7,971,517  Reynolds Group Holdings, Inc., Term Loan B, 1 Mo. LIBOR
                   + 3.00%, 0.00% Floor ......................................     4.24%       02/05/23        7,975,344
                                                                                                           -------------

                PHARMACEUTICALS - 6.6%
     1,000,000  Akorn, Inc., Loan, 1 Mo. LIBOR + 4.25%, 1.00% Floor ..........     5.50%       04/16/21        1,011,250
       558,571  Amneal Pharmaceuticals LLC, Term Loan B, 3 Mo. LIBOR +
                   3.50%, 1.00% Floor ........................................     4.80%       11/01/19          560,901
       991,117  Catalent Pharma Solutions, Inc., Term Loan B, 1 Mo.
                   LIBOR + 2.75%, 1.00% Floor ................................     3.99%       05/20/21          995,657
     2,934,180  Endo Pharmaceuticals Holdings, Inc., Term Loan B, 1 Mo.
                   LIBOR + 4.25%, 0.75% Floor ................................     5.50%       04/06/24        2,953,428
     2,992,500  Horizon Pharma, Inc., Term Loan B, 1 Mo. LIBOR + 3.75%,
                   1.00% Floor ...............................................     5.00%       03/22/24        3,018,684


                        See Notes to Portfolio of Investments

FIRST TRUST SENIOR FLOATING RATE 2022 TARGET TERM FUND (FIV)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
AUGUST 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                                     STATED
    VALUE                                DESCRIPTION                             RATE (b)    MATURITY (c)      VALUE
--------------  --------------------------------------------------------------  -----------  ------------  -------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                PHARMACEUTICALS (CONTINUED)
$   14,631,221  Valeant Pharmaceuticals International, Inc., Series F-1
                   Tranche B Term Loan, 1 Mo. LIBOR + 4.75%, 0.75%
                   Floor .....................................................     5.99%       04/01/22    $  14,875,123
                                                                                                           -------------
                                                                                                              23,415,043
                                                                                                           -------------

                REAL ESTATE SERVICES - 0.9%
       140,586  DTZ Worldwide LTD., 2015-1 Additional Term Loan, 3 Mo.
                   LIBOR + 3.25%, 1.00% Floor ................................     4.55%       11/04/21          140,812
       962,868  DTZ Worldwide LTD., 2015-1 Additional Term Loan, 3 Mo.
                   LIBOR + 3.25%, 1.00% Floor ................................     4.56%       11/04/21          964,418
     2,142,700  DTZ Worldwide LTD., 2015-1 Additional Term Loan, 3 Mo.
                   LIBOR + 3.25%, 1.00% Floor ................................     4.57%       11/04/21        2,146,150
                                                                                                           -------------
                                                                                                               3,251,380
                                                                                                           -------------

                RESEARCH & CONSULTING SERVICES - 6.4%
     6,964,194  Advantage Sales & Marketing, Inc., Initial Term Loan
                   (First Lien), 3 Mo. LIBOR + 3.25%, 1.00% Floor ............     4.55%       07/23/21        6,690,850
     3,000,000  Information Resources, Inc., Second Lien Term Loan, 1
                   Mo. LIBOR + 8.25%, 1.00% Floor ............................     9.49%       12/31/24        2,988,750
    12,967,500  Information Resources, Inc., Term Loan B, 1 Mo. LIBOR +
                   4.25%, 1.00% Floor ........................................     5.49%       12/31/23       13,048,547
                                                                                                           -------------
                                                                                                              22,728,147
                                                                                                           -------------

                RESTAURANTS - 3.6%
     1,899,980  Portillo's Holdings LLC, Second Lien Term Loan, 3 Mo.
                   LIBOR + 8.00%, 1.00% Floor ................................     9.30%       08/15/22        1,909,480
     7,942,418  Portillo's Holdings LLC, Term B Loan (First Lien), 3 Mo.
                   LIBOR + 4.50%, 1.00% Floor ................................     5.80%       08/02/21        7,952,346
     2,977,041  Red Lobster Management LLC, Initial Term Loan (First
                   Lien), 1 Mo. LIBOR + 5.25%, 1.00% Floor ...................     6.49%       07/28/21        2,999,368
                                                                                                           -------------
                                                                                                              12,861,194
                                                                                                           -------------

                RETAIL REITS - 0.3%
     1,066,037  Capital Automotive LLC, 1st Lien Term Loan, 1 Mo. LIBOR
                   + 3.00%, 1.00% Floor ......................................     4.24%       03/15/24        1,070,610
                                                                                                           -------------

                SECURITY & ALARM SERVICES - 0.3%
     1,117,241  Garda World Security Corp., Term Loan B, 3 Mo. LIBOR +
                   4.00%, 1.00% Floor.........................................     5.31%       05/15/24        1,123,296
         2,807  Garda World Security Corp., Term Loan B, Prime + 3.00%........     7.25%       05/15/24            2,822
                                                                                                           -------------
                                                                                                               1,126,118
                                                                                                           -------------


                        See Notes to Portfolio of Investments

FIRST TRUST SENIOR FLOATING RATE 2022 TARGET TERM FUND (FIV)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
AUGUST 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                                     STATED
    VALUE                                DESCRIPTION                             RATE (b)    MATURITY (c)      VALUE
--------------  --------------------------------------------------------------  -----------  ------------  -------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                SEMICONDUCTORS - 0.9%
$    1,089,620  Micron Technology, Inc., Term Loan B, 3 Mo. LIBOR +
                   2.50%, 0.00% Floor ........................................     3.80%       04/26/22    $   1,096,300
     1,985,013  Western Digital Corp., Term Loan B, 1 Mo. LIBOR + 2.75%,
                   0.75% Floor ...............................................     3.98%       04/10/23        1,994,382
                                                                                                           -------------
                                                                                                               3,090,682
                                                                                                           -------------

                SPECIALIZED CONSUMER SERVICES - 2.8%
     9,800,374  Asurion LLC, Replacement TL B-5, 1 Mo. LIBOR + 3.00%,
                   0.00% Floor ...............................................     4.24%       11/03/23        9,837,126
                                                                                                           -------------

                SPECIALIZED FINANCE - 3.6%
     8,930,811  AlixPartners LLP, Term Loan B, 3 Mo. LIBOR + 3.00%,
                   1.00% Floor................................................     4.30%       04/29/24        8,971,714
     3,711,564  Duff & Phelps Corp., Initial Term Loan , 3 Mo. LIBOR +
                   3.75%, 1.00% Floor ........................................     5.05%       04/23/20        3,731,681
                                                                                                           -------------
                                                                                                              12,703,395
                                                                                                           -------------

                SPECIALTY STORES - 0.9%
        16,635  Party City Holdings, Inc., Term Loan B, 3 Mo. LIBOR +
                   3.00%, 0.75% Floor ........................................     4.30%       08/19/22           16,643
       231,490  Party City Holdings, Inc., Term Loan B, 3 Mo. LIBOR +
                   3.00%, 0.75% Floor ........................................     4.32%       08/19/22          231,599
     2,863,272  Toys "R" US-Delaware, Inc., Term B-2 Loan, 3 Mo. LIBOR +
                   3.75%, 1.50% Floor ........................................     5.25%       05/25/18        2,720,109
       496,173  Toys "R" US-Delaware, Inc., Term B4 Loan, 3 Mo. LIBOR +
                   8.75%, 1.00% Floor ........................................    10.07%       04/25/20          379,984
                                                                                                           -------------
                                                                                                               3,348,335
                                                                                                           -------------

                SYSTEMS SOFTWARE - 9.9%
     2,986,429  Applied Systems, Inc., Initial Term Loan (Second Lien),
                   3 Mo. LIBOR + 6.50%, 1.00% Floor ..........................     7.80%       01/24/22        3,023,759
     2,079,575  Avast Software B.V. (Sybil Software LLC), Term Loan B, 3
                   Mo. LIBOR + 3.25%, 1.00% Floor ............................     4.50%       09/30/23        2,090,410
    13,844,177  BMC Software Finance, Inc., Term Loan B, 1 Mo. LIBOR +
                   4.00%, 1.00% Floor ........................................     5.24%       09/10/22       13,884,602
     7,813,400  Compuware Corp., Term Loan B3, 3 Mo. LIBOR + 4.25%,
                   1.00% Floor ...............................................     5.55%       12/15/21        7,891,534
       746,667  Misys Financial Software Ltd., Term Loan B, 3 Mo. LIBOR
                   + 3.50%, 1.00% Floor ......................................     4.82%       05/15/24          749,840
     1,069,925  Riverbed Technology, Inc., Term Loan B, 1 Mo. LIBOR +
                   3.25%, 1.00% Floor ........................................     4.49%       04/24/22        1,037,603
     6,298,275  Vertafore, Inc., Term Loan B, 3 Mo. LIBOR + 3.25%, 1.00%
                   Floor .....................................................     4.55%       06/17/23        6,317,170
                                                                                                           -------------
                                                                                                              34,994,918
                                                                                                           -------------


                        See Notes to Portfolio of Investments

FIRST TRUST SENIOR FLOATING RATE 2022 TARGET TERM FUND (FIV)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
AUGUST 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                                     STATED
    VALUE                                DESCRIPTION                             RATE (b)    MATURITY (c)      VALUE
--------------  --------------------------------------------------------------  -----------  ------------  -------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.2%
$      551,298  Dell, Inc. (Diamond 1 Finance Corp.), Term Loan B, 1 Mo.
                   LIBOR + 2.50%, 0.75% Floor ................................     3.74%       09/07/23    $     553,343
                                                                                                           -------------

                TRADING COMPANIES & DISTRIBUTORS - 1.0%
     3,480,000  Avolon Holding LTD., Term Loan B2, 1 Mo. LIBOR + 2.75%,
                   0.75% Floor ...............................................     3.98%       01/19/22        3,489,466
                                                                                                           -------------
                TOTAL SENIOR FLOATING-RATE LOAN INTERESTS ...............................................    415,743,430
                (Cost $416,335,284)                                                                        -------------


  PRINCIPAL                                                                       STATED        STATED
    VALUE                                DESCRIPTION                              COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------  -----------  ------------  -------------
CORPORATE BONDS AND NOTES - 16.8%

                BROADCASTING - 5.3%
     4,146,000  Gray Television, Inc. (d).....................................     5.13%       10/15/24        4,213,373
     3,762,000  Gray Television, Inc. (d).....................................     5.88%       07/15/26        3,884,265
     7,335,000  Nexstar Broadcasting, Inc. (d)................................     5.63%       08/01/24        7,610,062
     3,000,000  Sinclair Television Group, Inc. (d)...........................     5.63%       08/01/24        3,075,900
                                                                                                           -------------
                                                                                                              18,783,600
                                                                                                           -------------

                CASINOS & GAMING - 0.2%
       570,000  Caesars Entertainment Resort Properties LLC/Caesars
                   Entertainment Resort Properties Finance, Inc. .............    11.00%       10/01/21          607,050
                                                                                                           -------------

                HEALTH CARE FACILITIES - 5.3%
     3,038,600  CHS/Community Health Systems, Inc. ...........................     8.00%       11/15/19        3,023,407
       250,000  HCA, Inc. ....................................................     5.38%       02/01/25.         264,375
     2,000,000  HealthSouth Corp. ............................................     5.13%       03/15/23        2,055,000
     1,000,000  HealthSouth Corp. ............................................     5.75%       11/01/24        1,032,500
       250,000  Kindred Healthcare, Inc. .....................................     6.38%       04/15/22          228,750
     3,791,000  Lifepoint Health, Inc. .......................................     5.38%       05/01/24        3,933,163
     2,000,000  Select Medical Corp. .........................................     6.38%       06/01/21        2,066,920
     1,450,000  Tenet Healthcare Corp. .......................................     8.00%       08/01/20        1,471,460
     4,361,000  Tenet Healthcare Corp. .......................................     8.13%       04/01/22        4,589,952
                                                                                                           -------------
                                                                                                              18,665,527
                                                                                                           -------------

                HEALTH CARE SERVICES - 0.7%
     1,487,000  DaVita, Inc. .................................................     5.00%       05/01/25        1,511,238
     1,000,000  Envision Healthcare Corp. (d).................................     6.25%       12/01/24        1,080,000
                                                                                                           -------------
                                                                                                               2,591,238
                                                                                                           -------------

                HOMEBUILDING - 0.4%
       450,000  CalAtlantic Group, Inc. ......................................     5.25%       06/01/26          465,187
     1,000,000  KB Home ......................................................     7.63%       05/15/23        1,132,500
                                                                                                           -------------
                                                                                                               1,597,687
                                                                                                           -------------

                INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.6%
     2,439,000  Calpine Corp. ................................................     5.50%       02/01/24        2,271,319
                                                                                                           -------------


                        See Notes to Portfolio of Investments

FIRST TRUST SENIOR FLOATING RATE 2022 TARGET TERM FUND (FIV)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
AUGUST 31, 2017 (UNAUDITED)

  PRINCIPAL                                                                       STATED        STATED
    VALUE                                DESCRIPTION                              COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------  -----------  ------------  -------------
CORPORATE BONDS AND NOTES (CONTINUED)

                MANAGED HEALTH CARE - 2.2%
$      250,000  Centene Corp. ................................................     4.75%       01/15/25    $     258,750
     7,000,000  MPH Acquisition Holdings LLC (d)..............................     7.13%       06/01/24        7,525,000
                                                                                                           -------------
                                                                                                               7,783,750
                                                                                                           -------------

                OIL & GAS EXPLORATION & PRODUCTION - 0.3%
       934,000  Tallgrass Energy Partners LP/Tallgrass Energy Finance
                   Corp. (d)..................................................     5.50%       09/15/24          938,670
                                                                                                           -------------

                PAPER PACKAGING - 0.4%
     1,377,000  Reynolds Group Issuer, Inc./Reynolds Group Issuer
                   LLC/Reynolds Group Issuer Lu. (d)..........................     7.00%       07/15/24        1,477,693
                                                                                                           -------------

                REAL ESTATE SERVICES - 0.5%
     1,676,000  Realogy Group LLC/Realogy Co-Issuer Corp. (d).................     4.88%       06/01/23        1,717,900
                                                                                                           -------------

                RESTAURANTS - 0.2%
       560,000  Landry's, Inc. (d)............................................     6.75%       10/15/24          568,400
                                                                                                           -------------

                WIRELESS TELECOMMUNICATION SERVICES - 0.7%
     2,285,000  SBA Communications Corp. .....................................     4.88%       09/01/24        2,364,975
                                                                                                           -------------
                TOTAL CORPORATE BONDS AND NOTES .........................................................     59,367,809
                (Cost $58,017,307)                                                                         -------------

FOREIGN CORPORATE BONDS AND NOTES - 1.0%

                CABLE & SATELLITE - 0.3%
       500,000  Virgin Media Secured Finance PLC (d)..........................     5.50%       08/15/26          530,000
       545,000  Ziggo Secured Finance B.V. (d)................................     5.50%       01/15/27          563,394
                                                                                                           -------------
                                                                                                               1,093,394
                                                                                                           -------------

                METAL & GLASS CONTAINERS - 0.1%
       468,000  Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
                   (d)........................................................     4.25%       09/15/22          480,870
                                                                                                           -------------

                PHARMACEUTICALS - 0.6%
     1,000,000  Mallinckrodt International Finance S.A./Mallinckrodt CB
                   LLC (d)....................................................     5.75%       08/01/22          990,000
     1,145,000  Valeant Pharmaceuticals International, Inc. (d)...............     5.38%       03/15/20        1,134,981
                                                                                                           -------------
                                                                                                               2,124,981
                                                                                                           -------------
                TOTAL FOREIGN CORPORATE BONDS AND NOTES .................................................      3,699,245
                (Cost $3,589,798)                                                                          -------------


                        See Notes to Portfolio of Investments

FIRST TRUST SENIOR FLOATING RATE 2022 TARGET TERM FUND (FIV)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
AUGUST 31, 2017 (UNAUDITED)

    SHARES                                             DESCRIPTION                                             VALUE
--------------  -----------------------------------------------------------------------------------------  -------------
MONEY MARKET FUNDS - 2.0%

     7,014,043  Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio -
                   Institutional Class - 0.88% (e)........................................................ $   7,014,043
                (Cost $7,014,043)

                TOTAL INVESTMENTS - 137.7% ..............................................................    485,824,527
                (Cost $484,956,432) (f)

                OUTSTANDING LOAN - (35.4%) ..............................................................   (125,000,000)

                NET OTHER ASSETS AND LIABILITIES - (2.3%) ...............................................     (8,172,336)
                                                                                                           -------------
                NET ASSETS - 100.0% .....................................................................  $ 352,652,191
                                                                                                           =============

-----------------------------

(a) All of these securities are available to serve as collateral for the outstanding loans.

(b) Senior Floating-Rate Loan Interests ("Senior Loans") in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. The interest rate shown reflects the rate in effect at August 31, 2017.

(c) Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.

(d) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund's advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At August 31, 2017, securities noted as such amounted to $35,790,508 or 10.1% of net assets.

(e)   Rate shown reflects yield as of August 31, 2017.

(f) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of August 31, 2017, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $3,060,678 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $2,192,583. The net unrealized appreciation was $868,095.


                        See Notes to Portfolio of Investments

FIRST TRUST SENIOR FLOATING RATE 2022 TARGET TERM FUND (FIV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2017 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of August 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                         LEVEL 2           LEVEL 3
                                                       TOTAL            LEVEL 1        SIGNIFICANT       SIGNIFICANT
                                                     VALUE AT           QUOTED         OBSERVABLE       UNOBSERVABLE
                                                     8/31/2017          PRICES           INPUTS            INPUTS
                                                   -------------     -------------    -------------     -------------
Senior Floating-Rate Loan Interests*.............  $ 415,743,430     $          --    $ 415,743,430     $          --
Corporate Bonds and Notes*.......................     59,367,809                --       59,367,809                --
Foreign Corporate Bonds and Notes*...............      3,699,245                --        3,699,245                --
Money Market Funds...............................      7,014,043         7,014,043               --                --
                                                   -------------     -------------    -------------     -------------
Total Investments................................  $ 485,824,527     $   7,014,043    $ 478,810,484     $          --
                                                   =============     =============    =============     =============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at August 31, 2017.


                        See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS

          FIRST TRUST SENIOR FLOATING RATE 2022 TARGET TERM FUND (FIV)
                          AUGUST 31, 2017 (UNAUDITED)


                                1. ORGANIZATION

First Trust Senior Floating Rate 2022 Target Term Fund (the "Fund") is a diversified, closed-end management investment company organized as a Massachusetts business trust on October 14, 2016, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund trades under the ticker symbol FIV on the New York Stock Exchange ("NYSE").

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

The net asset value ("NAV") of the Common Shares of the Fund is determined daily as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Fund's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      The senior floating-rate loan interests ("Senior Loans")1 in which the Fund invests are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the fair market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are fair valued using information provided by a third-party pricing service. The third-party pricing service primarily uses over-the-counter pricing from dealer runs and broker quotes from indicative sheets to value the Senior Loans. If the third-party pricing service cannot or does not provide a valuation for a particular Senior Loan or such valuation is deemed unreliable, the Advisor's Pricing Committee may value such Senior Loan at fair value according to procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act. Fair valuation of a Senior Loan is based on the consideration of all available information, including, but not limited to the following:

            1)    the fundamental business data relating to the borrower/issuer;

            2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

            3)    the type, size and cost of the security;

            4)    the financial statements of the borrower/issuer;

            5) the credit quality and cash flow of the borrower/issuer, based on the Advisor's or external analysis;

            6) the information as to any transactions in or offers for the security;

            7) the price and extent of public trading in similar securities (or equity securities) of the borrower/issuer, or comparable companies;

            8)    the coupon payments;

            9) the quality, value and salability of collateral, if any, securing the security;

           10) the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the borrower's/issuer's management;

           11) the prospects for the borrower's/issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry;

           12)    borrower's/issuer's competitive position within the industry;

           13) borrower's/issuer's ability to access additional liquidity through public and/or private markets; and

           14)    other relevant factors.

(1) The terms "security" and "securities" used throughout the Notes to Portfolio of Investments include Senior Loans.

          FIRST TRUST SENIOR FLOATING RATE 2022 TARGET TERM FUND (FIV)
                          AUGUST 31, 2017 (UNAUDITED)


      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Corporate bonds, corporate notes and other debt securities are valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Fund's Board of Trustees, which may use the following valuation inputs when available:

            1)    benchmark yields;

            2)    reported trades;

            3)    broker/dealer quotes;

            4)    issuer spreads;

            5)    benchmark securities;

            6)    bids and offers; and

            7)    reference data including market research publications.

      Fixed-income and other debt securities having a remaining maturity of 60 days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

            1) the credit conditions in the relevant market and changes thereto;

            2) the liquidity conditions in the relevant market and changes thereto;

            3) the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);

            4) issuer-specific conditions (such as significant credit deterioration); and

            5) any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Fund's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended (the "1933 Act")) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

            1)    the type of security;

            2)    the size of the holding;

            3)    the initial cost of the security;

            4)    transactions in comparable securities;

            5) price quotes from dealers and/or pricing services; 6) relationships among various securities;

            7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange; 8) an analysis of the issuer's financial statements; and

            9) the existence of merger proposals or tender offers that might affect the value of the security.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

          FIRST TRUST SENIOR FLOATING RATE 2022 TARGET TERM FUND (FIV)
                          AUGUST 31, 2017 (UNAUDITED)


            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of August 31, 2017, is included with the Fund's Portfolio of Investments.

B. SECURITY TRANSACTIONS

Security transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Due to the nature of the Senior Loan market, the actual settlement date may not be certain at the time of the purchase or sale for some of the Senior Loans. Interest income on such Senior Loans is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed delivery or forward purchase commitments. The Fund had no when-issued, delayed-delivery or forward purchase commitments as of August 31, 2017.

C. UNFUNDED LOAN COMMITMENTS

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower's discretion. The Fund had no unfunded delayed draw loan commitments as of August 31, 2017.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  First Trust Senior Floating Rate 2022 Target Term Fund
             --------------------------------------------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas
                                        President and Chief Executive Officer
                                        (principal executive officer)

Date: October 19, 2017
     ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas
                                        President and Chief Executive Officer
                                        (principal executive officer)

Date: October 19, 2017
     ------------------

By (Signature and Title)*               /s/ Donald P. Swade
                                        ----------------------------------------
                                        Donald P. Swade
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: October 19, 2017
     ------------------

*Print the name and title of each signing officer under his or her signature.